SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Trade accounts receivable	$ 3,622,597	$ 2,870,021	$ 3,458,625
Other	41,291		167,383
Accounts receivable	3,663,888	2,870,021	3,626,008
Less allowance for credit losses	(1,478,000)	(1,470,868)	(1,227,136)
Total accounts receivable, net	$ 2,185,888	$ 1,399,153	$ 2,398,872